Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 02, 2018	Dec. 06, 2017	Nov. 15, 2017	Oct. 28, 2015	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized					450,000,000	450,000,000
Preferred stock, shares authorized					50,000,000	50,000,000
Common stock, par value					$ 0.001	$ 0.001
Preferred stock, par value					$ 0.001	$ 0.001
Common stock, shares outstanding					21,060,190	20,877,893
F-3 Registration Statement [Member]
Maximum offering amount under registration statement	$ 100,000
Maximum number of shares for sale under registration statement	5,233,222
ATM Program [Member]
Number of common stock issued under ATM					182,297
Private Placement [Member]
Shares of common stock issued		2,400,000
Price per share of common stock		$ 2.00
Gross proceeds from issuance of common stock		$ 4,800
Capitalized costs relating to offering expenses		$ 509
Equity Incentive Plan [Member]
Percentage of outstanding stock				15.00%
Restricted shares of common stock approved				33,222
Restricted shares of common stock issued			200,000
Stock compensation expense			$ 355